Supplement to the
Fidelity® Variable Insurance Products
Floating Rate High Income Portfolio Initial Class
April 30, 2022
Prospectus

Effective October 1, 2022, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Chandler Perine (co-manager) has managed the fund since October 2022.

Effective October 1, 2022, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Chandler Perine is co-manager of the fund, which he has managed since October 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Perine has worked as a research analyst and portfolio manager.

VIPFHI-22-01 1.9906318.100	August 22, 2022

Supplement to the
Fidelity® Variable Insurance Products
Floating Rate High Income Portfolio Investor Class
April 30, 2022
Prospectus

Effective October 1, 2022, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Chandler Perine (co-manager) has managed the fund since October 2022.

Effective October 1, 2022, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Chandler Perine is co-manager of the fund, which he has managed since October 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Perine has worked as a research analyst and portfolio manager.

VIPFHI-INV-22-01 1.9906323.100	August 22, 2022